Acquisitions and Divestitures - Additional Information (Detail) - USD ($)				1 Months Ended	12 Months Ended
	Jan. 23, 2014	Jul. 01, 2013	Mar. 07, 2013	Jun. 30, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Business acquisition, contingent consideration fair value					$ 0
Indemnification Asset					The indemnity holdback accrues interest at the Euribor rate plus 100 basis points and is 50% payable in March 2015 and March 2016, respectively, if not used for indemnification claims
Period 1
Business Acquisition [Line Items]
Business Acquisition, Payment Date of Contingent Consideration					2015-03
Period 2
Business Acquisition [Line Items]
Business Acquisition, Payment Date of Contingent Consideration					2016-03
Zimmer Biomet Holdings Inc
Business Acquisition [Line Items]
Purchase price, cash payment				$ 24,000,000
Business acquisition, financing facilities				20,000,000
Additional acquisition related costs				3,400,000
Business acquisition, total purchase price				24,000,000
Business acquisition, inventory payment				$ 2,477,000
Speetec
Business Acquisition [Line Items]
Purchase price, cash payment	$ 5,000,000
Business acquisition, consideration held for potential indemnity claims	1,300,000
Business acquisition, contingent consideration fair value	$ 1,600,000
Business acquisition, Contingent consideration percentage	25.00%
Business acquisition, contingent consideration amount total	$ 7,300,000
Business acquisition, total purchase price	7,884,000
Business acquisition, inventory payment	$ 2,766,000
Blue Leaf
Business Acquisition [Line Items]
Purchase price, cash payment		$ 400,000
Business acquisition, consideration held for potential indemnity claims		100,000
Business acquisition, total purchase price		582,000
Business acquisition, inventory payment		$ 59,000
Vasyli
Business Acquisition [Line Items]
Purchase price, cash payment			$ 1,300,000
Business acquisition, consideration held for potential indemnity claims			400,000
Business acquisition, contingent consideration fair value			300,000
Business acquisition, total purchase price			2,186,000
Business acquisition, inventory payment			$ 542,000